ACQUISITIONS AND GOODWILL - Consideration (Details) - Consideration - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACQUISITIONS AND GOODWILL
Settlement of consideration	¥ 0	¥ 0	¥ 19,888
Remaining consideration payable	¥ 111,649	¥ 118,730